Leases (Details) - Schedule of leases certain assets under lease agreements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost Balance	$ 559,973	$ 570,103
Additions	1,010,300	32,354
Effects of currency translation	(13,869)	(42,484)
Cost Balance	1,556,404	559,973
Accumulated amortization
Accumulated amortization Balance	166,271	113,568
Depreciation	218,026	63,356
Effects of currency translation	(5,588)	(10,653)
Accumulated amortization Balance	378,709	166,271
Office Equipment [Member]
Cost
Cost Balance	48,754	31,584
Additions	17,936	20,233
Effects of currency translation	(2,464)	(3,063)
Cost Balance	64,226	48,754
Accumulated amortization
Accumulated amortization Balance	9,594	3,983
Depreciation	11,456	6,135
Effects of currency translation	(343)	(524)
Accumulated amortization Balance	20,707	9,594
Laboratory equipment [Member]
Cost
Cost Balance	22,076	11,234
Additions	336,127	12,121
Effects of currency translation	4,767	(1,279)
Cost Balance	362,970	22,076
Accumulated amortization
Accumulated amortization Balance	7,447	2,340
Depreciation	69,569	5,487
Effects of currency translation	822	(380)
Accumulated amortization Balance	77,838	7,447
Vehicles [member]
Cost
Cost Balance
Additions	92,352
Effects of currency translation	1,656
Cost Balance	94,008
Accumulated amortization
Accumulated amortization Balance
Depreciation	21,720
Effects of currency translation	389
Accumulated amortization Balance	22,109
Office [Member]
Cost
Cost Balance	489,143	527,285
Additions	563,885
Effects of currency translation	(17,828)	(38,142)
Cost Balance	1,035,200	489,143
Accumulated amortization
Accumulated amortization Balance	149,230	107,245
Depreciation	115,281	51,734
Effects of currency translation	(6,456)	(9,749)
Accumulated amortization Balance	$ 258,055	$ 149,230